Net Loss per Share or Unit - Basic and Diluted - Schedule of Calculation of Basic and Diluted Net Loss Per Share or Unit (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss available to common stockholders or members		$ (5,451,778)	$ (2,125,487)
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - basic	[1]	3,012,603	8,521,250
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - diluted	[1]	3,012,603	8,521,250
Net loss per share or unit attributable to common stockholders or unit holders-basic	[1]	$ (1.81)	$ (0.25)
Net loss per share or unit attributable to common stockholders or unit holders-diluted	[1]	$ (1.81)	$ (0.25)

[1]	Retroactively adjusted for the reverse recapitalization as described in Note 1.